UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5567

MFS INTERMEDIATE HIGH INCOME FUND

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: May 31, 2010

ITEM 1.	REPORTS TO STOCKHOLDERS.

Semiannual report

MFS® Intermediate High Income Fund

5/31/10

CIH-SEM

MFS® Intermediate High Income Fund

New York Stock Exchange Symbol: CIF

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CEO

Dear Shareholders:

After having suffered their biggest declines since the Great Depression, most global markets experienced an impressive resurgence during the latter months of 2009 and the first quarter of 2010. The global economy was able to reap the benefits of two major trends. The first of these was the massive efforts of governments and central banks to increase liquidity in the financial system as they sought to prevent the credit crisis from further affecting the banking system. The second was the move by companies around the world to cut costs and operations to prepare for rapidly changing market conditions. We believe that these moves not only shortened the length of the downturn but also set the stage for recovery.

Even with the significant market gains of 2009 and the early part of 2010, the recovery is unrolling at a moderate pace, with rebounds in the manufacturing sector and corporate America leading the way. Central bankers are proceeding with caution and many have held benchmark interest rates unchanged as they debate the best way to withdraw stimulus measures without disrupting the fragile growth process. Complicating that debate late in the period was the emergence of the European debt crisis and worries about whether this crisis could derail the global recovery.

While hurdles remain, we believe that the global economy is proceeding on the road to recovery. As always, we continue to be mindful of the many challenges faced at the individual, national, and international levels. It is at times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with advisors to identify and research investment opportunities. At MFS®, we take particular pride in how well mutual funds can help investors by providing the diversification that is important in any type of market climate.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

July 15, 2010

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top five industries (i)
Medical & Health Technology & Services	9.9%
Broadcasting	7.5%
Gaming & Lodging	7.5%
Utilities — Electric Power	6.6%
Energy — Independent	6.3%

Composition including fixed income credit quality (a)(i)
A	0.5%
BBB	8.0%
BB	35.3%
B	54.5%
CCC	28.5%
CC	0.5%
C	0.9%
D	1.2%
Equity	1.7%
Other	(31.1)%

Portfolio facts (i)
Average Duration (d)	6.0
Average Effective Maturity (m)	7.0 yrs.

Portfolio Composition – continued

(a)	Included in the rating categories are: (1) debt securities and fixed income structured products which have long-term public ratings; (2) U.S. Government Securities (all of which are given AAA ratings); and (3) credit default swaps, if applicable, for which the underlying security has a long term public rating. U.S. Government Securities consist of U.S. Treasury securities, and certain securities issued by certain U.S. government agencies or U.S. government-sponsored entities. All rated securities are assigned a rating in accordance with the following ratings hierarchy: If a security is rated by Moody’s, then that rating is used; if not rated by Moody’s, then a Standard & Poor’s rating is used; if not rated by S&P, then a Fitch rating is used. Any equity securities are listed separately. The “Other” category includes cash, other assets, liabilities (including any derivative offsets), short-term and unrated debt securities. Ratings from Moody’s (e.g., Aaa) are shown in the S&P and Fitch scale (e.g. AAA). All ratings are subject to change.

(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.

(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if applicable. These amounts may be negative from time to time. The bond component will include any accrued interest amounts. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value.

(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

From time to time “Cash & Other Net Assets” may be negative due to borrowings for leverage transactions, timing of cash receipts, and/or equivalent exposure from any derivative holdings.

Percentages are based on net assets as of 5/31/10, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

MARKET ENVIRONMENT

After having suffered through one of the largest and most concentrated downturns since the 1930s, most asset markets staged a remarkable rebound during 2009 and early 2010. This recovery in global activity, which covers this reporting period, has been led importantly by emerging Asian economies, but broadening to include most of the global economy to varying degrees. Primary drivers of the recovery included an unwinding of the inventory destocking that took place earlier, the production of manufacturing and capital goods, as well as massive fiscal and monetary stimulus.

During the worst of the credit crisis, policy makers globally loosened monetary and fiscal policy on a massive scale. Having reached their lower bound on policy rates prior to the beginning of the reporting period, several central banks were implementing quantitative easing as a means to further loosen monetary policy to offset the continuing fall in global economic activity. However, by the beginning of the period, there were ever-broadening signs that the global macroeconomic deterioration had passed, which caused the subsequent rise in asset valuations. As most asset prices rebounded during the period and the demand for liquidity waned, the debate concerning the existence of asset bubbles and the need for monetary exit strategies had begun, creating added uncertainty regarding the forward path of policy rates. Late in the period, though, heightened risk surrounding the public-debt profiles of several of the peripheral European countries caused risky asset valuations to retrench considerably.

INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND RISKS OF THE FUND

Investment Objective

The fund’s investment objective is to seek high current income, but may also consider capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets, including assets attributable to borrowings for investment purposes, in high income debt instruments.

MFS may invest the fund’s assets in other types of debt instruments and equity securities.

MFS may invest up to 100% of the fund’s assets in lower quality debt instruments.

MFS may invest the fund’s assets in foreign securities.

The fund’s dollar-weighted average effective maturity will normally be between three and ten years. In determining an instrument’s effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a call, put, pre-refunding, prepayment or redemption provision, or an adjustable coupon) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

MFS may invest the fund’s assets in mortgage dollar rolls.

MFS may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments.

MFS uses a bottom-up investment approach in buying and selling investments for the Fund. Investments are selected primarily based on fundamental analysis of instruments and their issuers in light of market, economic, political, and regulatory conditions. Factors considered for debt instruments may include the instrument’s credit quality, collateral characteristics and indenture provisions and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. Quantitative analysis of the structure of a debt instrument and its features may also be considered. Factors considered for equity securities may include analysis of earnings, cash flows, competitive position, and management ability. Quantitative analysis of these and other factors may also be considered.

The fund may use leverage by borrowing up to 33 1/3% of the fund’s assets, including borrowings for investment purposes, and investing the proceeds

Investment Objective, Principal Investment Strategies and Risks of the Fund – continued

pursuant to its investment strategies. If approved by the fund’s Board of Trustees, the fund may use leverage by other methods.

MFS may engage in active and frequent trading in pursuing the fund’s principal investment strategies.

In response to market, economic, political, or other conditions, MFS may depart from the fund’s principal investment strategies by temporarily investing for defensive purposes.

Principal Risks

The portfolio’s yield and share prices change daily based on the credit quality of its investments and changes in interest rates. In general, the value of debt securities will decline when interest rates rise and will increase when interest rates fall. Debt securities with longer maturity dates will generally be subject to greater price fluctuations than those with shorter maturities. Mortgage securities are subject to prepayment risk which can offer less potential for gains in a declining interest rate environment and greater potential for loss in a rising interest rate environment. Derivatives can be highly volatile and involve risks in addition to those of the underlying indicators upon whose value the derivative is based. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Lower quality debt securities involve substantially greater risk of default and their value can decline significantly over time. Stock markets are volatile and can decline due to adverse issuer, market, industry, political, regulatory or economic conditions. The value of the portfolio’s equity investments will fluctuate in response to many factors including company specific factors as well as general market, economic, political and regulatory conditions. Foreign investments can be more volatile than U.S. investments. Changes in currency exchange rates can affect the U.S. dollar rate of foreign currency investments and investments denominated in foreign currency. Investing in emerging markets can involve risks in addition to those generally associated with investing in more developed foreign markets. To the extent that investments are purchased with the proceeds from the borrowings from a bank, the fund’s net asset value will increase or decrease at a greater rate than a comparable unleveraged fund. When you sell your shares, they may be worth more or less than the amount you paid for them. Please see the fund’s registration statement for further information regarding these and other risk considerations. A copy of the fund’s registration statement on Form N-2 is available on the EDGAR database on the Securities and Exchange Commission’s Internet Web site at http://sec.gov and on the MFS Web site at mfs.com.

In accordance with Section 23(c) of the Investment Company Act of 1940, the fund hereby gives notice that it may from time to time repurchase shares of the fund in the open market at the option of the Board of Trustees and on such terms as the Trustees shall determine.

PORTFOLIO MANAGERS’ PROFILES

John Addeo	—	Investment Officer of MFS; employed in the investment management area of MFS since 1998. Portfolio manager of the fund since June 2007.

David Cole	—	Investment Officer of MFS; employed in the investment management area of MFS since 2004. High Yield Analyst at Franklin Templeton Investments from 1999 to 2004. Portfolio manager of the fund since June 2007.

OTHER NOTES

The fund’s shares may trade at a discount or premium to net asset value. Shareholders do not have the right to cause the fund to repurchase their shares at net asset value. When fund shares trade at a premium, buyers pay more than the net asset value underlying fund shares, and shares purchased at a premium would receive less than the amount paid for them in the event of the fund’s liquidation. As a result, the total return that is calculated based on the net asset value and New York Stock Exchange price can be different.

The fund’s monthly distributions may include a return of capital to shareholders to the extent that distributions are in excess of the fund’s net investment income and net capital gains, determined in accordance with federal income tax regulations. Distributions that are treated for federal income tax purposes as a return of capital will reduce each shareholder’s basis in his or her shares and, to the extent the return of capital exceeds such basis, will be treated as gain to the shareholder from a sale of shares. In addition, distributions of current year long-term gains may be recharacterized as ordinary income. Returns of shareholder capital have the effect of reducing the fund’s assets and may increase the fund’s expense ratio.

DIVIDEND REINVESTMENT AND

CASH PURCHASE PLAN

The fund offers a Dividend Reinvestment and Cash Purchase Plan (the “Plan”) that allows common shareholders to reinvest either all of the distributions paid by the fund or only the long-term capital gains. Generally, purchases are made at the market price unless that price exceeds the net asset value (the shares are trading at a premium). If the shares are trading at a premium, purchases will be made at a price of either the net asset value or 95% of the market price, whichever is greater. You can also buy shares on a quarterly basis in any amount $100 and over. The Plan Agent will purchase shares under the Cash Purchase Plan on the 15th of January, April, July, and October or shortly thereafter.

If shares are registered in your own name, new shareholders will automatically participate in the Plan, unless you have indicated that you do not wish to participate. If your shares are in the name of a brokerage firm, bank, or other nominee, you can ask the firm or nominee to participate in the Plan on your behalf. If the nominee does not offer the Plan, you may wish to request that your shares be re-registered in your own name so that you can participate. There is no service charge to reinvest distributions, nor are there brokerage charges for shares issued directly by the fund. However, when shares are bought on the New York Stock Exchange or otherwise on the open market, each participant pays a pro rata share of the transaction expenses, including commissions. Dividends and capital gains distributions are taxable whether received in cash or reinvested in additional shares – the automatic reinvestment of distributions does not relieve you of any income tax that may be payable (or required to be withheld) on the distributions.

You may withdraw from the Plan at any time by going to the Plan Agent’s website at www.computershare.com, by calling 1-800-637-2304 any business day from 9 a.m. to 5 p.m. Eastern time or by writing to the Plan Agent at P.O. Box 43078, Providence, RI 02940-3078. Please have available the name of the fund and your account number. For certain types of registrations, such as corporate accounts, instructions must be submitted in writing. Please call for additional details. When you withdraw from the Plan, you can receive the value of the reinvested shares in one of three ways: your full shares will be held in your account, the Plan Agent will sell your shares and send the proceeds to you, or you may transfer your full shares to your investment professional who can hold or sell them. Additionally, the Plan Agent will sell your fractional shares and send the proceeds to you.

If you have any questions or for further information or a copy of the Plan, contact the Plan Agent Computershare Trust Company, N.A. (the Transfer Agent for the fund) at 1-800-637-2304, at the Plan Agent’s website at www.computershare.com, or by writing to the Plan Agent at P.O. Box 43078, Providence, RI 02940-3078.

PORTFOLIO OF INVESTMENTS

5/31/10 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 124.3%
Issuer	Shares/Par	Value ($)

Aerospace - 2.1%
BE Aerospace, Inc., 8.5%, 2018	$315,000	$326,025
Bombardier, Inc., 7.5%, 2018 (n)	175,000	176,750
Hawker Beechcraft Acquisition Co. LLC, 8.5%, 2015	406,000	340,025
Oshkosh Corp., 8.25%, 2017	75,000	77,250
Oshkosh Corp., 8.5%, 2020	85,000	87,975
Spirit AeroSystems Holdings, Inc., 7.5%, 2017	240,000	236,400

		$1,244,425
Airlines - 1.5%
American Airlines Pass-Through Trust, 7.377%, 2019	$122,682	$99,373
Continental Airlines, Inc., 7.339%, 2014	463,778	433,633
Delta Air Lines, Inc., 7.711%, 2011	330,000	326,700

		$859,706
Apparel Manufacturers - 1.3%
Broder Brothers Co., 11.25%, 2010	$260,000	$210,600
Hanesbrands, Inc., 8%, 2016	245,000	248,675
Hanesbrands, Inc., FRN, 3.83%, 2014	220,000	205,700
Phillips-Van Heusen Corp., 7.375%, 2020	120,000	120,600

		$785,575
Asset-Backed & Securitized - 1.7%
Banc of America Commercial Mortgage, Inc., FRN, 6.227%, 2051 (z)	$450,000	$124,296
Citigroup Commercial Mortgage Trust, FRN, 5.699%, 2049	275,000	56,789
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.746%, 2049	250,617	87,240
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.746%, 2049	404,598	126,826
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.746%, 2049	1,169,622	333,164
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.034%, 2051	155,000	44,115
Merrill Lynch Mortgage Trust, FRN, 5.826%, 2050	155,000	46,796
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.746%, 2050	125,000	93,090
Wachovia Bank Commercial Mortgage Trust, FRN, 5.692%, 2047	250,000	50,356
Wachovia Bank Commercial Mortgage Trust, FRN, 5.752%, 2047	175,000	30,665

		$993,337

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Automotive - 3.5%
Allison Transmission, Inc., 11%, 2015 (n)		$235,000	$245,575
Ford Motor Credit Co. LLC, 12%, 2015		1,110,000	1,293,128
General Motors Corp., 7.125%, 2013 (d)		455,000	147,875
Goodyear Tire & Rubber Co., 8.625%, 2011		107,000	109,942
Goodyear Tire & Rubber Co., 9%, 2015		194,000	198,850
Goodyear Tire & Rubber Co., 10.5%, 2016		65,000	68,900

			$2,064,270
Basic Industry - 0.4%
TriMas Corp., 9.75%, 2017 (n)		$215,000	$218,225

Broadcasting - 6.5%
Allbritton Communications Co., 8%, 2018 (n)		$130,000	$122,850
Bonten Media Acquisition Co., 9.75%, 2015 (p)(z)		134,221	72,071
Gray Television, Inc., 10.5%, 2015 (z)		90,000	85,050
Inmarsat Finance PLC, 7.375%, 2017 (n)		330,000	329,175
Intelsat Jackson Holdings Ltd., 9.5%, 2016		540,000	556,200
Lamar Media Corp., 6.625%, 2015		260,000	247,000
Lamar Media Corp., “C”, 6.625%, 2015		165,000	155,100
LBI Media, Inc., 8.5%, 2017 (z)		150,000	127,500
LIN TV Corp., 6.5%, 2013		355,000	343,906
Local TV Finance LLC, 9.25%, 2015 (p)(z)		268,852	205,224
Newport Television LLC, 13%, 2017 (n)(p)		281,700	225,419
Nexstar Broadcasting Group, Inc., 0.5% to 2011, 7% to 2014 (n)(p)		292,534	260,160
Nexstar Broadcasting Group, Inc., 7%, 2014		96,000	85,560
Salem Communications Corp., 9.625%, 2016		75,000	75,938
Sinclair Broadcast Group, Inc., 9.25%, 2017 (n)		125,000	123,750
SIRIUS XM Radio, Inc., 8.75%, 2015 (n)		220,000	213,400
Univision Communications, Inc., 12%, 2014 (n)		95,000	102,125
Univision Communications, Inc., 9.75%, 2015 (n)(p)		542,347	447,979
Young Broadcasting, Inc., 8.75%, 2014 (d)		120,000	240

			$3,778,647
Brokerage & Asset Managers - 1.2%
E*TRADE Financial Corp., 7.875%, 2015		$260,000	$239,200
Janus Capital Group, Inc., 6.95%, 2017		275,000	281,119
Nuveen Investments, Inc., 10.5%, 2015		185,000	166,500

			$686,819
Building - 2.6%
Associated Materials, Inc., 11.25%, 2014		$270,000	$268,650
Building Materials Holding Corp., 7%, 2020 (n)		115,000	113,850
CEMEX Finance Europe B.V., 9.625%, 2017 (n)	EUR	150,000	167,799

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Building - continued
Masco Corp., 7.125%, 2020		$110,000	$106,566
Nortek, Inc., 11%, 2013		381,688	396,956
Owens Corning, 9%, 2019		150,000	173,093
Ply Gem Industries, Inc., 11.75%, 2013		115,000	117,875
Ply Gem Industries, Inc., 13.125%, 2014 (n)		185,000	186,850

			$1,531,639
Business Services - 3.1%
First Data Corp., 9.875%, 2015		$685,000	$558,275
First Data Corp., 11.25%, 2016		80,000	51,200
Iron Mountain, Inc., 6.625%, 2016		185,000	182,225
Iron Mountain, Inc., 8.375%, 2021		135,000	137,025
SunGard Data Systems, Inc., 9.125%, 2013		365,000	368,650
SunGard Data Systems, Inc., 10.25%, 2015		377,000	381,241
Terremark Worldwide, Inc., 12.25%, 2017 (n)		95,000	107,825

			$1,786,441
Cable TV - 3.2%
Cablevision Systems Corp., 8.625%, 2017 (n)		$375,000	$376,875
CCH II LLC/CCH II Capital Corp., 13.5%, 2016		55,000	63,044
Charter Communications Holding Co. LLC, 7.875%, 2018 (n)		65,000	63,781
Charter Communications Holding Co. LLC, 8.125%, 2020 (n)		40,000	39,600
Charter Communications, Inc., 10.875%, 2014 (n)		260,000	284,050
CSC Holdings, Inc., 8.5%, 2014 (n)		255,000	265,200
Echostar Corp., 7.125%, 2016		90,000	88,200
Mediacom LLC, 9.125%, 2019 (n)		255,000	252,450
Videotron LTEE, 6.875%, 2014		110,000	109,450
Virgin Media Finance PLC, 9.125%, 2016		100,000	101,125
Virgin Media Finance PLC, 9.5%, 2016		200,000	205,000

			$1,848,775
Chemicals - 3.6%
Ashland, Inc., 9.125%, 2017		$385,000	$421,575
Hexion Finance Escrow LLC, 8.875%, 2018 (n)		290,000	268,250
Hexion Specialty Chemicals, Inc., 9.75%, 2014		160,000	152,800
Huntsman International LLC, 6.875%, 2013 (n)	EUR	200,000	231,108
Lumena Resources Corp., 12%, 2014 (n)		$152,000	133,760
Lyondell Chemical Co., 11%, 2018		120,539	127,771
Momentive Performance Materials, Inc., 12.5%, 2014 (n)		455,000	491,400
Momentive Performance Materials, Inc., 11.5%, 2016		109,000	97,555
Solutia, Inc., 7.875%, 2020		180,000	179,100

			$2,103,319

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Computer Software - Systems - 0.5%
DuPont Fabros Technology, Inc., 8.5%, 2017 (n)	$285,000	$287,850

Consumer Products - 1.4%
ACCO Brands Corp., 10.625%, 2015	$30,000	$32,475
ACCO Brands Corp., 7.625%, 2015	80,000	74,400
Central Garden & Pet Co., 8.25%, 2018	150,000	148,500
Easton-Bell Sports, Inc., 9.75%, 2016 (n)	95,000	98,087
Jarden Corp., 7.5%, 2017	215,000	210,700
Libbey Glass, Inc., 10%, 2015 (n)	145,000	150,438
Visant Holding Corp., 8.75%, 2013	125,000	125,938

		$840,538
Consumer Services - 2.8%
KAR Holdings, Inc., 10%, 2015	$340,000	$340,850
KAR Holdings, Inc., FRN, 4.344%, 2014	100,000	90,250
Live Nation Entertainment, Inc., 8.125%, 2018 (z)	75,000	74,250
Realogy Corp., 10.5%, 2014	110,000	93,500
Service Corp. International, 7.375%, 2014	50,000	50,500
Service Corp. International, 7%, 2017	785,000	761,450
Ticketmaster Entertainment, Inc., 10.75%, 2016	215,000	233,275

		$1,644,075
Containers - 1.6%
Graham Packaging Holdings Co., 9.875%, 2014	$400,000	$403,000
Greif, Inc., 6.75%, 2017	350,000	342,563
Owens-Illinois, Inc., 7.375%, 2016	95,000	96,663
Reynolds Group, 7.75%, 2016 (n)	105,000	103,950

		$946,176
Defense Electronics - 0.7%
L-3 Communications Corp., 6.375%, 2015	$310,000	$310,000
ManTech International Corp., 7.25%, 2018 (z)	120,000	120,300

		$430,300
Electronics - 1.2%
Freescale Semiconductor, Inc., 8.875%, 2014	$180,000	$162,450
Freescale Semiconductor, Inc., 10.125%, 2018 (n)	150,000	155,625
Freescale Semiconductor, Inc., 9.25%, 2018 (z)	160,000	158,800
Jabil Circuit, Inc., 7.75%, 2016	160,000	163,600
NXP B.V./NXP Funding LLC, 7.875%, 2014	90,000	83,025

		$723,500

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Energy - Independent - 6.1%
ATP Oil & Gas Corp., 11.875%, 2015 (z)	$55,000	$43,175
Berry Petroleum Co., 10.25%, 2014	150,000	159,750
Chaparral Energy, Inc., 8.875%, 2017	220,000	199,100
Chesapeake Energy Corp., 7%, 2014	114,000	116,137
Chesapeake Energy Corp., 9.5%, 2015	90,000	97,425
Chesapeake Energy Corp., 6.375%, 2015	50,000	49,875
Hilcorp Energy I LP, 9%, 2016 (n)	280,000	284,200
Newfield Exploration Co., 6.625%, 2014	155,000	155,388
OPTI Canada, Inc., 8.25%, 2014	260,000	222,300
Penn Virginia Corp., 10.375%, 2016	280,000	298,200
Petrohawk Energy Corp., 10.5%, 2014	140,000	148,050
Pioneer Natural Resources Co., 6.875%, 2018	175,000	170,583
Pioneer Natural Resources Co., 7.5%, 2020	200,000	199,988
Plains Exploration & Production Co., 7%, 2017	465,000	425,475
Quicksilver Resources, Inc., 8.25%, 2015	230,000	224,250
Quicksilver Resources, Inc., 9.125%, 2019	55,000	55,138
Range Resources Corp., 8%, 2019	170,000	175,100
SandRidge Energy, Inc., 8%, 2018 (n)	205,000	183,475
Southwestern Energy Co., 7.5%, 2018	175,000	183,750
Williams Cos., Inc., 7.75%, 2031	159,000	173,467

		$3,564,826
Entertainment - 1.7%
AMC Entertainment, Inc., 11%, 2016	$325,000	$333,125
AMC Entertainment, Inc., 8.75%, 2019	250,000	252,500
Cinemark USA, Inc., 8.625%, 2019	380,000	383,800

		$969,425
Financial Institutions - 4.6%
CIT Group, Inc., 7%, 2014	$215,000	$202,100
CIT Group, Inc., 7%, 2017	695,000	627,237
CIT Group, Inc., 10.25%, 2017	120,000	123,000
Credit Acceptance Corp., 9.125%, 2017 (z)	135,000	136,350
GMAC, Inc., 6.75%, 2014	370,000	352,425
GMAC, Inc., 8%, 2031	514,000	467,740
International Lease Finance Corp., 5.625%, 2013	385,000	337,837
International Lease Finance Corp., 8.75%, 2017 (n)	350,000	320,250
Nationstar Mortgage LLC, 10.875%, 2015 (z)	135,000	115,425

		$2,682,364
Food & Beverages - 3.3%
ARAMARK Corp., 8.5%, 2015	$430,000	$428,925
B&G Foods, Inc., 7.625%, 2018	125,000	124,687

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Food & Beverages - continued
CEDC Finance Corp. International, Inc., 9.125%, 2016 (n)		$210,000	$206,850
Constellation Brands, Inc., 7.25%, 2016		180,000	179,100
Del Monte Foods Co., 6.75%, 2015		335,000	335,838
Pinnacle Foods Finance LLC, 9.25%, 2015		330,000	329,175
Smithfield Foods, Inc., 7.75%, 2017		90,000	84,600
TreeHouse Foods, Inc., 7.75%, 2018		240,000	245,400

			$1,934,575
Forest & Paper Products - 4.0%
Abitibi-Consolidated, Inc., 8.375%, 2015 (d)		$380,000	$68,400
Boise, Inc., 8%, 2020 (n)		225,000	226,687
Bowater, Inc., 6.5%, 2013 (d)		500,000	172,500
Cascades, Inc., 7.75%, 2017 (n)		205,000	197,825
Cellu Tissue Holdings, Inc., 11.5%, 2014		235,000	252,625
Georgia-Pacific Corp., 7.125%, 2017 (n)		190,000	189,050
Georgia-Pacific Corp., 8%, 2024		425,000	443,062
Georgia-Pacific Corp., 7.25%, 2028		55,000	52,250
Graphic Packaging International Corp., 9.5%, 2013		165,000	167,887
Jefferson Smurfit Corp., 8.25%, 2012 (d)		70,000	59,325
JSG Funding PLC, 7.75%, 2015		10,000	9,738
Millar Western Forest Products Ltd., 7.75%, 2013		375,000	330,000
Smurfit Kappa Group PLC, 7.75%, 2019 (n)	EUR	120,000	146,041

			$2,315,390
Gaming & Lodging - 7.2%
Ameristar Casinos, Inc., 9.25%, 2014		$85,000	$87,125
Circus & Eldorado Joint Venture, 10.125%, 2012		300,000	279,000
FelCor Lodging Trust, Inc., 10%, 2014		70,000	70,000
Firekeepers Development Authority, 13.875%, 2015 (n)		335,000	383,575
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (d)(n)		695,000	7,819
Gaylord Entertainment Co., 6.75%, 2014		305,000	282,125
GWR Operating Partnership LLP, 10.875%, 2017 (z)		220,000	215,875
Harrah’s Operating Co., Inc., 11.25%, 2017		155,000	162,362
Harrah’s Operating Co., Inc., 10%, 2018		164,000	129,560
Harrah’s Operating Co., Inc., 10%, 2018		340,000	268,600
Host Hotels & Resorts, Inc., 6.75%, 2016		250,000	245,000
Host Hotels & Resorts, Inc., 9%, 2017 (n)		340,000	360,400
MGM Mirage, 10.375%, 2014 (n)		40,000	42,500
MGM Mirage, 7.5%, 2016		155,000	124,000
MGM Mirage, 11.125%, 2017 (n)		105,000	113,663
MGM Mirage, 11.375%, 2018 (n)		260,000	240,500
MGM Mirage, 9%, 2020 (z)		165,000	165,413
Midwest Gaming, Inc., 11.625%, 2016 (n)		65,000	63,375

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Gaming & Lodging - continued
Penn National Gaming, Inc., 8.75%, 2019 (n)	$185,000	$187,775
Pinnacle Entertainment, Inc., 7.5%, 2015	145,000	134,850
Royal Caribbean Cruises Ltd., 7%, 2013	65,000	63,944
Royal Caribbean Cruises Ltd., 11.875%, 2015	185,000	209,975
Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 2018	100,000	98,750
Station Casinos, Inc., 6%, 2012 (d)	245,000	15,313
Station Casinos, Inc., 6.875%, 2016 (d)	715,000	6,256
Station Casinos, Inc., 6.625%, 2018 (d)	875,000	6,563
Wyndham Worldwide Corp., 6%, 2016	240,000	232,947

		$4,197,265
Industrial - 2.0%
Altra Holdings, Inc., 8.125%, 2016 (n)	$115,000	$114,712
Aquilex Corp., 11.125%, 2016 (n)	60,000	60,000
Baldor Electric Co., 8.625%, 2017	465,000	473,137
Great Lakes Dredge & Dock Corp., 7.75%, 2013	140,000	139,825
Hillman Cos., Inc., 10.875%, 2018 (z)	140,000	138,950
Johnsondiversey Holdings, Inc., 8.25%, 2019 (n)	160,000	164,000
RBS Global, Inc. & Rexnord LLC, 8.5%, 2018 (n)	110,000	104,500

		$1,195,124
Insurance - 2.3%
American International Group, Inc., 8.175%, to 2038, FRN to 2058	$435,000	$339,300
ING Groep N.V., 5.775% to 2015, FRN to 2049	470,000	344,176
MetLife, Inc., 9.25% to 2038, FRN to 2068 (n)	600,000	654,000

		$1,337,476
Insurance - Property & Casualty - 2.3%
Liberty Mutual Group, Inc., 10.75% to 2038, FRN to 2058 (n)	$330,000	$353,100
USI Holdings Corp., 9.75%, 2015 (z)	575,000	523,250
ZFS Finance USA Trust II, 6.45% to 2016, FRN to 2065 (n)	500,000	455,000

		$1,331,350
Machinery & Tools - 1.3%
Case Corp., 7.25%, 2016	$90,000	$90,450
Case New Holland, Inc., 7.125%, 2014	335,000	335,000
Rental Service Corp., 9.5%, 2014	325,000	308,750

		$734,200
Major Banks - 2.4%
Bank of America Corp., 8% to 2018, FRN to 2049	$635,000	$610,451
JPMorgan Chase & Co., 7.9% to 2018, FRN to 2049	470,000	478,107
Royal Bank of Scotland Group PLC, 6.99% to 2017, FRN to 2049 (n)	100,000	65,000

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Major Banks - continued
Royal Bank of Scotland Group PLC, FRN, 7.648%, 2049	$310,000	$232,500

		$1,386,058
Medical & Health Technology & Services - 9.7%
Biomet, Inc., 11.625%, 2017	$405,000	$432,337
Community Health Systems, Inc., 8.875%, 2015	435,000	445,331
Cooper Cos., Inc., 7.125%, 2015	120,000	118,800
DaVita, Inc., 7.25%, 2015	395,000	393,025
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)	165,000	179,850
HCA, Inc., 6.375%, 2015	200,000	183,500
HCA, Inc., 9.25%, 2016	1,025,000	1,073,687
HCA, Inc., 8.5%, 2019 (n)	160,000	167,200
HealthSouth Corp., 8.125%, 2020	260,000	252,200
Psychiatric Solutions, Inc., 7.75%, 2015	165,000	169,125
Tenet Healthcare Corp., 9.25%, 2015	425,000	436,688
U.S. Oncology, Inc., 10.75%, 2014	215,000	219,569
U.S. Oncology, Inc., FRN, 6.643%, 2012 (p)	315,000	283,728
United Surgical Partners International, Inc., 8.875%, 2017	50,000	50,000
United Surgical Partners International, Inc., 9.25%, 2017 (p)	80,000	79,400
Universal Hospital Services, Inc., 8.5%, 2015 (p)	400,000	384,000
Vanguard Health Systems, Inc., 8%, 2018	195,000	185,250
VWR Funding, Inc., 10.25%, 2015 (p)	602,062	608,083

		$5,661,773
Metals & Mining - 2.9%
Arch Western Finance LLC, 6.75%, 2013	$180,000	$177,750
Cloud Peak Energy, Inc., 8.25%, 2017 (n)	140,000	138,250
Cloud Peak Energy, Inc., 8.5%, 2019 (n)	140,000	139,300
CONSOL Energy, Inc., 8%, 2017 (n)	170,000	172,762
CONSOL Energy, Inc., 8.25%, 2020 (n)	110,000	112,337
FMG Finance Ltd., 10.625%, 2016 (n)	190,000	209,000
Peabody Energy Corp., 7.375%, 2016	350,000	363,125
Teck Resources Ltd., 10.25%, 2016	45,000	52,875
Teck Resources Ltd., 10.75%, 2019	155,000	186,775
U.S. Steel Corp., 7.375%, 2020	170,000	166,175

		$1,718,349
Municipals - 0.5%
Virginia Tobacco Settlement Financing Corp., “A-1”, 6.706%, 2046	$410,000	$301,912

Natural Gas - Distribution - 1.4%
AmeriGas Partners LP, 7.125%, 2016	$295,000	$293,525
Ferrellgas Partners LP, 8.625%, 2020	180,000	178,650

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Natural Gas - Distribution - continued
Inergy LP, 6.875%, 2014		$335,000	$328,300

			$800,475
Natural Gas - Pipeline - 2.7%
Atlas Pipeline Partners LP, 8.125%, 2015		$175,000	$165,375
Atlas Pipeline Partners LP, 8.75%, 2018		250,000	236,250
Colorado Interstate Gas Co., 6.8%, 2015		91,000	103,131
Crosstex Energy, Inc., 8.875%, 2018 (n)		170,000	167,450
El Paso Corp., 6.875%, 2014		325,000	325,847
El Paso Corp., 8.25%, 2016		155,000	160,425
El Paso Corp., 7%, 2017		100,000	97,677
El Paso Corp., 7.75%, 2032		90,000	84,555
MarkWest Energy Partners LP, 6.875%, 2014		210,000	200,025
MarkWest Energy Partners LP, 8.75%, 2018		40,000	40,400

			$1,581,135
Network & Telecom - 5.4%
Cincinnati Bell, Inc., 7%, 2015		$395,000	$368,337
Cincinnati Bell, Inc., 8.75%, 2018		270,000	249,750
Citizens Communications Co., 7.875%, 2027		325,000	297,375
Citizens Communications Co., 9%, 2031		70,000	65,975
New Communications Holdings, Inc., 8.25%, 2017 (n)		65,000	64,350
New Communications Holdings, Inc., 8.5%, 2020 (n)		55,000	54,175
Nordic Telephone Co. Holdings, 8.25%, 2016 (n)	EUR	240,000	301,670
Orascom Telecom Finance S.C.A., 7.875%, 2014 (z)		$225,000	202,500
Qwest Communications International, Inc., 8%, 2015 (n)		105,000	105,263
Qwest Communications International, Inc., 7.125%, 2018 (n)		205,000	199,875
Qwest Communications International, Inc. “B”, 7.5%, 2014		250,000	246,250
Qwest Corp., 7.5%, 2014		145,000	152,613
Qwest Corp., 8.375%, 2016		105,000	113,925
Windstream Corp., 8.625%, 2016		715,000	707,850

			$3,129,908
Oil Services - 1.4%
Allis-Chalmers Energy, Inc., 8.5%, 2017		$185,000	$162,800
Basic Energy Services, Inc., 7.125%, 2016		65,000	55,250
Edgen Murray Corp., 12.25%, 2015 (n)		70,000	63,000
Expro Finance Luxembourg, 8.5%, 2016 (n)		200,000	194,000
McJunkin Red Man Holding Corp., 9.5%, 2016 (n)		210,000	203,700
Pioneer Drilling Co., 9.875%, 2018 (n)		165,000	163,350

			$842,100

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Oils - 0.3%
Petroplus Holdings AG, 9.375%, 2019 (n)	$205,000	$188,600

Other Banks & Diversified Financials - 1.4%
Capital One Financial Corp., 10.25%, 2039	$220,000	$236,500
Citigroup Capital XXI, FRN, 8.3%, 2057	245,000	233,975
LBG Capital No.1 PLC, 7.875%, 2020 (n)	230,000	180,550
Santander UK PLC, 8.963% to 2030, FRN to 2049	170,000	166,745

		$817,770
Printing & Publishing - 1.8%
American Media Operations, Inc., 9%, 2013 (p)(z)	$26,886	$17,308
American Media Operations, Inc., 14%, 2013 (p)(z)	275,069	156,461
McClatchy Co., 11.5%, 2017 (n)	180,000	180,900
Morris Publishing Group LLC, 10%, 2014	105,785	101,025
Nielsen Finance LLC, 10%, 2014	255,000	259,144
Nielsen Finance LLC, 11.5%, 2016	150,000	159,000
Nielsen Finance LLC, 0% to 2011, 12.5% to 2016	175,000	161,875

		$1,035,713
Railroad & Shipping - 0.5%
Kansas City Southern Railway, 8%, 2015	$310,000	$310,000

Real Estate - 0.3%
CB Richard Ellis Group, Inc., 11.625%, 2017	$180,000	$200,700

Retailers - 4.6%
Couche-Tard, Inc., 7.5%, 2013	$70,000	$69,825
Dollar General Corp., 11.875%, 2017 (p)	83,000	94,620
Express Parent LLC, 8.75%, 2018 (n)	110,000	110,825
General Nutrition Centers, Inc., FRN, 5.75%, 2014 (p)	205,000	188,087
Limited Brands, Inc., 6.9%, 2017	125,000	124,375
Limited Brands, Inc., 6.95%, 2033	175,000	152,250
Macy’s, Inc., 5.75%, 2014	270,000	272,700
Macy’s, Inc., 5.9%, 2016	215,000	215,537
Neiman Marcus Group, Inc., 10.375%, 2015	350,000	344,750
QVC, Inc., 7.375%, 2020 (n)	170,000	164,900
Sally Beauty Holdings, Inc., 10.5%, 2016	275,000	291,500
Toys “R” Us, Inc., 10.75%, 2017 (n)	280,000	310,100
Toys “R” Us, Inc., 8.5%, 2017 (n)	330,000	340,725

		$2,680,194
Specialty Chemicals - 0.2%
INVISTA, 9.25%, 2012 (n)	$137,000	$139,250

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Specialty Stores - 0.4%
Payless ShoeSource, Inc., 8.25%, 2013	$262,000	$262,655

Supermarkets - 0.1%
SUPERVALU, Inc., 8%, 2016	$65,000	$64,025

Telecommunications - Wireless - 5.3%
Clearwire Corp., 12%, 2015 (n)	$425,000	$412,250
Cricket Communications, Inc., 7.75%, 2016	135,000	137,025
Crown Castle International Corp., 9%, 2015	215,000	226,019
Crown Castle International Corp., 7.75%, 2017 (n)	105,000	111,300
Crown Castle International Corp., 7.125%, 2019	210,000	203,700
Digicel Group Ltd., 8.25%, 2017 (n)	235,000	230,300
Digicel Group Ltd., 10.5%, 2018 (n)	100,000	101,250
Nextel Communications, Inc., 6.875%, 2013	135,000	129,263
NII Holdings, Inc., 10%, 2016	160,000	171,200
SBA Communications Corp., 8%, 2016 (n)	80,000	82,400
SBA Communications Corp., 8.25%, 2019 (n)	65,000	67,763
Sprint Capital Corp., 6.875%, 2028	90,000	74,813
Sprint Nextel Corp., 8.375%, 2017	235,000	230,888
Sprint Nextel Corp., 8.75%, 2032	400,000	381,000
Wind Acquisition Finance S.A., 12%, 2015 (n)	515,000	530,450

		$3,089,621
Telephone Services - 0.6%
Embarq Corp., 7.995%, 2036	$160,000	$161,277
Frontier Communications Corp., 8.125%, 2018	195,000	191,100

		$352,377
Tobacco - 1.1%
Alliance One International, Inc., 10%, 2016 (n)	$155,000	$158,100
Alliance One International, Inc., 10%, 2016 (n)	80,000	81,600
Reynolds American, Inc., 7.625%, 2016	345,000	376,995

		$616,695
Transportation - Services - 1.7%
American Petroleum Tankers LLC, 10.25%, 2015 (z)	$95,000	$94,050
Commercial Barge Line Co., 12.5%, 2017	285,000	300,675
Hertz Corp., 8.875%, 2014	595,000	597,975

		$992,700
Utilities - Electric Power - 5.9%
AES Corp., 8%, 2017	$505,000	$496,162
Calpine Corp., 8%, 2016 (n)	415,000	419,150

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Utilities - Electric Power - continued
Dynegy Holdings, Inc., 7.5%, 2015	$125,000	$102,500
Dynegy Holdings, Inc., 7.125%, 2018	540,000	388,800
Dynegy Holdings, Inc., 7.75%, 2019	90,000	65,025
Edison Mission Energy, 7%, 2017	410,000	277,262
Energy Future Holdings Corp., 10%, 2020 (n)	225,000	223,875
Mirant North America LLC, 7.375%, 2013	340,000	340,850
NRG Energy, Inc., 7.375%, 2016	350,000	338,625
NRG Energy, Inc., 7.375%, 2017	245,000	232,750
Texas Competitive Electric Holdings LLC, 10.25%, 2015	845,000	566,150

		$3,451,149
Total Bonds (Identified Cost, $76,821,960)		$72,658,771

Floating Rate Loans (g)(r) - 3.4%
Aerospace - 0.2%
Hawker Beechcraft Acquisition Co. LLC, Term Loan, 10.5%, 2014	$107,817	$106,577

Automotive - 1.2%
Ford Motor Co., Term Loan B, 3.32%, 2013 (o)	$732,265	$681,790

Broadcasting - 0.8%
Gray Television, Inc., Term Loan B, 3.8%, 2014	$68,049	$63,513
Local TV Finance LLC, Term Loan B, 2.3%, 2013	15,491	13,916
Young Broadcasting, Inc., Incremental Term Loan, 4.75%, 2012 (d)	109,414	101,960
Young Broadcasting, Inc., Term Loan, 4.75%, 2012 (d)	308,618	287,593

		$466,982
Consumer Services - 0.1%
Realogy Corp., Letter of Credit, 3.37%, 2013	$22,429	$18,908
Realogy Corp., Term Loan, 3.29%, 2013	83,308	70,229

		$89,137
Financial Institutions - 0.1%
American General Financial Corp., Term Loan B, 7.25%, 2015	$32,250	$31,218

Gaming & Lodging - 0.1%
Green Valley Ranch Gaming LLC, Second Lien Term Loan, 3.5%, 2014 (d)	$525,000	$30,844

Printing & Publishing - 0.2%
Tribune Co., Incremental Term Loan B, 5.25%, 2014 (d)(o)	$258,166	$150,867

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Floating Rate Loans (g)(r) - continued
Specialty Stores - 0.1%
Michaels Stores, Inc., Term Loan B1, 2.69%, 2013	$91,171	$82,933

Utilities - Electric Power - 0.6%
Texas Competitive Electric Holdings Co. LLC, Term Loan B-2, 3.96%, 2014 (o)	$250,600	$192,515
Texas Competitive Electric Holdings Co. LLC, Term Loan B-3, 3.79%, 2014	216,461	165,322

		$357,837
Total Floating Rate Loans (Identified Cost, $2,467,015)		$1,998,185

Common Stocks - 1.3%
Automotive - 0.1%
Accuride Corp. (a)	35,636	$48,109

Broadcasting - 0.1%
Dex One Corp. (a)	2,252	$46,121
Supermedia, Inc. (a)	250	7,533

		$53,654
Cable TV - 0.1%
Cablevision Systems Corp., “A”	4,000	$99,240

Chemicals - 0.5%
LyondellBasell Industries N.V., “A” (a)	6,936	$123,253
LyondellBasell Industries N.V., “B” (a)	8,710	154,167

		$277,420
Construction - 0.3%
Nortek, Inc. (a)	4,005	$184,230

Gaming & Lodging - 0.1%
Ameristar Casinos, Inc.	2,100	$37,842

Printing & Publishing - 0.1%
American Media, Inc. (a)	4,713	$28,841
World Color Press, Inc. (a)	1,658	19,067

		$47,908
Special Products & Services - 0.0%
Mark IV Industries LLC, Common Units, “A” (a)	207	$8,591

Portfolio of Investments (unaudited) – continued

Issuer			Shares/Par	Value ($)

Common Stocks - continued
Trucking - 0.0%
Quality Distribution, Inc. (a)			2,687	$15,235
Total Common Stocks (Identified Cost, $1,235,858)				$772,229

Preferred Stocks - 0.2%
Other Banks & Diversified Financials - 0.2%
Ally Financial, Inc., 7% (Identified Cost, $85,470) (z)			111	$83,493

Convertible Bonds - 0.2%
Automotive - 0.2%
Accuride Corp., 7.5%, 2020 (Identified Cost, $50,909)			$50,909	$132,660

	Strike Price	First Exercise

Warrants - 0.0%
Printing & Publishing - 0.0%
World Color Press, Inc. (1 share for 1 warrant) (a)	$13.00	8/26/09	940	$4,700
World Color Press, Inc. (1 share for 1 warrant) (a)	$16.30	8/26/09	940	1,410

				$6,110
Telephone Services - 0.0%
Jazztel PLC (6 shares for 1 warrant) (a)(z)	EUR 204.6	7/05/00	350	$0
Total Warrants (Identified Cost, $28,935)				$6,110

Money Market Funds (v) - 4.2%
MFS Institutional Money Market Portfolio, 0.24%, at Cost and Net Asset Value			2,464,596	$2,464,596
Total Investments (Identified Cost, $83,154,743)				$78,116,044

Other Assets, Less Liabilities - (33.6)%				(19,631,206)
Net Assets - 100.0%				$58,484,838

(a)	Non-income producing security.

(d)	Non-income producing security - in default.

(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $18,038,273, representing 30.8% of net assets.

Portfolio of Investments (unaudited) – continued

(o)	All or a portion of this position has not settled. Upon settlement date, interest rates for unsettled amounts will be determined. The rate shown represents the weighted average coupon rate for settled amounts.

(p)	Payment-in-kind security.

(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
Ally Financial, Inc., 7% (Preferred Stock)	12/26/08	$85,470	$83,493
American Media Operations, Inc., 9%, 2013	1/29/09-4/15/10	19,415	17,308
American Media Operations, Inc., 14%, 2013	1/29/09-10/15/09	168,801	156,461
American Petroleum Tankers LLC, 10.25%, 2015	5/06/10	92,360	94,050
ATP Oil & Gas Corp., 11.875%, 2015	5/10/10	51,725	43,175
Banc of America Commercial Mortgage, Inc., FRN, 6.227%, 2051	6/19/08	327,306	124,296
Bonten Media Acquisition Co., 9.75%, 2015	6/26/09-11/15/09	46,032	72,071
Credit Acceptance Corp., 9.125%, 2017	1/25/10	131,734	136,350
Freescale Semiconductor, Inc., 9.25%, 2018	4/07/10	160,000	158,800
GWR Operating Partnership LLP, 10.875%, 2017	3/30/10-3/31/10	211,115	215,875
Gray Television, Inc., 10.5%, 2015	4/21/10	88,300	85,050
Hillman Cos., Inc., 10.875%, 2018	5/18/10	140,000	138,950
Jazztel PLC (Warrants)	11/29/00	602	0
LBI Media, Inc., 8.5%, 2017	7/18/07	148,030	127,500
Live Nation Entertainment, Inc., 8.125%, 2018	4/22/10	75,000	74,250
Local TV Finance LLC, 9.25%, 2015	5/02/07-11/30/09	271,994	205,224
MGM Mirage, 9%, 2020	3/09/10-5/20/10	167,370	165,413
ManTech International Corp., 7.25%, 2018	4/08/10-4/16/10	121,632	120,300
Nationstar Mortgage LLC, 10.875%, 2015	3/23/10	131,332	115,425
Orascom Telecom Finance S.C.A., 7.875%, 2014	2/01/07	225,000	202,500
USI Holdings Corp., 9.75%, 2015	4/26/07-9/13/07	555,318	523,250
Total Restricted Securities			$2,859,741
% of Net Assets			4.9%

The following abbreviations are used in this report and are defined:

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company

Portfolio of Investments (unaudited) – continued

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

Derivative Contracts at 5/31/10

Forward Foreign Currency Exchange Contracts at 5/31/10

Type	Currency	Counterparty	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	EUR	UBS AG	849,132	6/14/10	$1,160,275	$1,043,967	$116,308

Liability Derivatives
BUY	EUR	UBS AG	34,829	6/14/10	$43,149	$42,821	$(328)

At May 31, 2010, the fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 5/31/10 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $80,690,147)	$75,651,448
Underlying funds, at cost and value	2,464,596
Total investments, at value (identified cost, $83,154,743)		$78,116,044
Cash	37,894
Foreign currency, at value (identified cost, $1,251)	1,118
Receivables for
Forward foreign currency exchange contracts	116,308
Investments sold	1,080,453
Interest and dividends	1,818,297
Receivable from investment adviser	24,360
Other assets	18,929
Total assets		$81,213,403
Liabilities
Notes payable	$22,000,000
Payables for
Distributions	33,554
Forward foreign currency exchange contracts	328
Investments purchased	513,061
Payable to affiliates
Investment adviser	26,865
Transfer agent and dividend disbursing costs	1,150
Administrative services fee	255
Payable for independent Trustees’ compensation	4,305
Accrued interest expense	88,857
Accrued expenses and other liabilities	60,190
Total liabilities		$22,728,565
Net assets		$58,484,838
Net assets consist of
Paid-in capital	$84,967,361
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(4,923,797)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(21,616,693)
Undistributed net investment income	57,967
Net assets		$58,484,838
Shares of beneficial interest outstanding		20,854,808
Net asset value per share (net assets of $58,484,838 / 20,854,808 shares of beneficial interest outstanding)		$2.80

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 5/31/10 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$3,652,998
Dividends	16,195
Dividends from underlying funds	1,400
Total investment income		$3,670,593
Expenses
Management fee	$318,323
Transfer agent and dividend disbursing costs	7,445
Administrative services fee	9,369
Independent Trustees’ compensation	6,981
Stock exchange fee	11,760
Custodian fee	7,213
Interest expense	254,882
Shareholder communications	15,642
Auditing fees	34,213
Legal fees	12,708
Miscellaneous	16,802
Total expenses		$695,338
Fees paid indirectly	(43)
Reduction of expenses by investment adviser	(135,084)
Net expenses		$560,211
Net investment income		$3,110,382
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$119,492
Foreign currency transactions	118,339
Net realized gain (loss) on investments and foreign currency transactions		$237,831
Change in unrealized appreciation (depreciation)
Investments	$1,045,076
Translation of assets and liabilities in foreign currencies	154,552
Net unrealized gain (loss) on investments and foreign currency translation		$1,199,628
Net realized and unrealized gain (loss) on investments and foreign currency		$1,437,459
Change in net assets from operations		$4,547,841

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 5/31/10	Year ended 11/30/09
Change in net assets	(unaudited)
From operations
Net investment income	$3,110,382	$5,758,528
Net realized gain (loss) on investments and foreign currency transactions	237,831	(5,858,494)
Net unrealized gain (loss) on investments and foreign currency translation	1,199,628	26,954,370
Change in net assets from operations	$4,547,841	$26,854,404
Distributions declared to shareholders
From net investment income	$(2,794,054)	$(6,086,022)
Change in net assets from fund share transactions	$47,148	$(10,536)
Total change in net assets	$1,800,935	$20,757,846
Net assets
At beginning of period	56,683,903	35,926,057
At end of period (including undistributed net investment income of $57,967 and accumulated distributions in excess of net investment income of $258,361, respectively)	$58,484,838	$56,683,903

See Notes to Financial Statements

Financial Statements

STATEMENT OF CASH FLOWS

Six months ended 5/31/10 (unaudited)

This statement provides a summary of cash flows from investment activity for the fund.

Cash flows from operating activities:
Net increase in net assets from operations	$4,547,841
Adjustments to reconcile change in net assets from operations to net cash provided by operating activities:
Purchase of investment securities	(30,972,894)
Proceeds from disposition of investment securities	32,059,668
Purchases of short-term investments, net	(1,134,543)
Realized gain/loss on investments	(119,492)
Unrealized appreciation/depreciation on investments	(1,045,076)
Unrealized appreciation/depreciation on foreign currency contracts	(158,496)
Net amortization/accretion of income	(339,125)
Decrease in payable for investments purchased	(645,445)
Increase in dividends and interest receivable	(106,992)
Increase in receivable for investments sold	(394,877)
Decrease in accrued expenses and other liabilities	(38,344)
Increase in receivable from investment adviser	(24,360)
Increase in other assets	(3,934)
Net cash provided by operating activities	$1,623,931
Cash flows from financing activities:
Distributions paid in cash	(2,791,538)
Increase in notes payable	1,000,000
Increase in interest payable	3,034
Distributions reinvested in shares of beneficial interest	47,148
Net cash used by financing activities	$(1,741,356)
Net decrease in cash	$(117,425)
Cash:
Beginning of period (including foreign currency of $153,300)	$156,437
End of period (including foreign currency of $1,118)	$39,012

Supplementary disclosure of cash flow information: cash paid during the year for interest $251,848.

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 5/31/10 (unaudited)		Years ended 11/30
			2009		2008	2007	2006	2005

Net asset value, beginning of period	$2.72		$1.72		$3.47	$3.64	$3.60	$3.87
Income (loss) from investment operations
Net investment income (d)	$0.15		$0.28		$0.33	$0.29	$0.29	$0.33
Net realized and unrealized gain (loss) on investments and foreign currency	0.06		1.01		(1.76)	(0.18)	0.09	(0.28)
Total from investment operations	$0.21		$1.29		$(1.43)	$0.11	$0.38	$0.05
Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.29)		$(0.32)	$(0.28)	$(0.34)	$(0.32)
Net increase from repurchase of capital shares	$—		$0.00	(w)	$0.00 (w)	$—	$—	$—
Net asset value, end of period	$2.80		$2.72		$1.72	$3.47	$3.64	$3.60
Per share market value, end of period	$2.59		$2.42		$1.35	$2.97	$3.46	$3.15
Total return at market value (%)	12.35	(n)	107.88		(48.49)	(6.95)	21.22	(1.63)
Total return at net asset value (%) (j)(r)(s)(t)	8.07	(n)	83.39		(43.83)	3.34	11.60	1.96
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.36	(a)	2.85		3.55	3.35	3.33	2.81
Expenses after expense reductions (f)	1.90	(a)	2.16		2.81	3.24	3.12	2.79
Expenses after expense reductions and excluding interest expense (f)	1.04	(a)	1.08		1.01	1.04	1.04	1.37
Net investment income	10.54	(a)	12.69		10.80	7.97	8.24	8.79
Portfolio turnover	32		45		62	90	54	66
Net assets at end of period (000 omitted)	$58,485		$56,684		$35,926	$72,833	$76,433	$75,662

Financial Highlights – continued

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(j)	Total return at net asset value is calculated using the net asset value of the fund, not the publicly traded price and therefore may be different than the total return at market value.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Prior to November 30, 2007, total return at net asset value is unaudited.
(w)	Per share amount was less than $0.01.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Intermediate High Income Fund (the fund) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund may invest up to 100% of its portfolio in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term

Notes to Financial Statements (unaudited) – continued

instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s

Notes to Financial Statements (unaudited) – continued

net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of May 31, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$556,677	$276,314	$28,841	$861,832
Municipal Bonds	—	301,912	—	301,912
Corporate Bonds	—	64,231,334	—	64,231,334
Commercial Mortgage-Backed Securities	—	993,337	—	993,337
Foreign Bonds	—	7,264,848	—	7,264,848
Floating Rate Loans	—	1,998,185	—	1,998,185
Mutual Funds	2,464,596	—	—	2,464,596
Total Investments	$3,021,273	$75,065,930	$28,841	$78,116,044

Other Financial Instruments
Forward Currency Contracts	$—	$115,980	$—	$115,980

For further information regarding security characteristics, see the Portfolio of Investments.

Notes to Financial Statements (unaudited) – continued

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of Level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 11/30/09	$6,315
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	22,526
Net purchases (sales)	—
Transfers in and/or out of Level 3	—
Balance as of 5/31/10	$28,841

The net change in unrealized (depreciation) from investments still held as Level 3 at May 31, 2010 is $22,526.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

Derivative instruments include written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract Tables, generally are indicative of the volume of its derivative activity during the period.

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at May 31, 2010:

		Fair Value
Risk	Derivative	Asset Derivatives	Liability Derivatives
Foreign Exchange Contracts	Forward Foreign Currency Exchange Contracts	$116,308	$(328)

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended May 31, 2010 as reported in the Statement of Operations:

Foreign Currency Transactions
Foreign Exchange Contracts	$125,219

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended May 31, 2010 as reported in the Statement of Operations:

Translation of Assets and Liabilities in Foreign Currencies
Foreign Exchange Contracts	$158,496

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in

Notes to Financial Statements (unaudited) – continued

an offset of reported balance sheet assets and liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forwards, swaps and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose is noted in the Portfolio of Investments.

Forward Foreign Currency Exchange Contracts – The fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency transactions.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. The fund’s maximum risk due to counterparty credit risk is the notional amount of the contract. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Notes to Financial Statements (unaudited) – continued

Loans and Other Direct Debt Instruments – The fund may invest in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Statement of Cash Flows – Information on financial transactions which have been settled through the receipt or disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows is the amount included within the fund’s Statement of Assets and Liabilities and includes cash on hand at its custodian bank and does not include any short term investments.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. Commitment fees are recorded on an accrual basis as income in the accompanying financial statements. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed

Notes to Financial Statements (unaudited) – continued

of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended May 31, 2010, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to expiration of capital loss carryforwards, amortization and accretion of debt securities, and defaulted bonds.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

11/30/09
Ordinary income (including any short-term capital gains)	$6,086,022

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 5/31/10
Cost of investments	$82,842,624
Gross appreciation	2,844,530
Gross depreciation	(7,571,110)
Net unrealized appreciation (depreciation)	$(4,726,580)

As of 11/30/09
Capital loss carryforwards	(22,242,669)
Post-October capital loss deferral	(98,816)
Post-October currency loss deferral	(8,389)
Other temporary differences	(289,622)
Net unrealized appreciation (depreciation)	(5,596,814)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of November 30, 2009, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

11/30/10	$(6,431,055)
11/30/13	(796,437)
11/30/14	(2,075,017)
11/30/16	(5,956,332)
11/30/17	(6,983,828)
$(22,242,669)

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.65% of the fund’s average daily net assets. The fund pays the adviser a monthly fee equal to 20% of the fund’s leverage income after deducting the expenses of leveraging (“Net leverage income”); provided, however, if the fund’s net leverage income is less than zero, the adviser pays the fund the percentage indicated of the fund’s net leverage income.

The management fee incurred for the six months ended May 31, 2010 was equivalent to an annual effective rate of 1.08% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses, such that the total annual fund operating expenses do not exceed 1.00%

Notes to Financial Statements (unaudited) – continued

annually of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until November 30, 2010. For the six months ended May 31, 2010, this reduction amounted to $134,923 and is reflected as a reduction of total expenses in the Statement of Operations.

Transfer Agent – The fund engages Computershare Trust Company, N.A. (“Computershare”) as the sole transfer agent for the fund. MFS Service Center, Inc. (MFSC) monitors and supervises the activities of Computershare for an agreed upon fee approved by the Board of Trustees. For the six months ended May 31, 2010, these fees paid to MFSC amounted to $2,943.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended May 31, 2010 was equivalent to an annual effective rate of 0.0317% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or to officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS and MFSC.

Deferred Trustee Compensation – Prior to MFS’ appointment as investment adviser to the fund, the fund’s former independent Trustees participated in a Deferred Compensation Plan (the “Former Colonial Trustees Plan” or “Plan”). The fund’s current independent Trustees are not allowed to defer compensation under the Former Colonial Trustees Plan. Amounts deferred under the Plan are invested in shares of certain non-MFS funds selected by the former independent Trustees as notional investments. Deferred amounts represent an unsecured obligation of the fund until distributed in accordance with the Plan. Included in other assets and payable for independent Trustees’ compensation on the Statement of Assets and Liabilities is $4,292 of deferred Trustees’ compensation. There is no current year expense associated with the Former Colonial Trustees Plan.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for

Notes to Financial Statements (unaudited) – continued

the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended May 31, 2010, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $345 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $161, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund may invest in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $25,151,012 and $25,906,807, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The Trustees have authorized the repurchase by the fund of up to 10% annually of its own shares of beneficial interest. During the six months ended May 31, 2010, the fund did not repurchase any shares. The fund repurchased and retired 80,800 shares of beneficial interest during the year ended November 30, 2009 at an average price per share of $1.33 and a weighted average discount of 18.00% per share. Transactions in fund shares were as follows:

	Six months ended 5/31/10		Year ended 11/30/09
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions	16,899	$47,148	50,514	$96,825
Shares reacquired	—	—	(80,800)	(107,361)
Net change	16,899	$47,148	(30,286)	$(10,536)

(6)	Loan Agreement

The fund has a credit agreement with a bank for a revolving secured line of credit that can be drawn upon up to $20,000,000. At May 31, 2010, the fund

Notes to Financial Statements (unaudited) – continued

had outstanding borrowings under this agreement in the amount of $12,000,000, which are secured by a lien on the fund’s assets. The loan’s carrying value on the fund’s Statement of Assets and Liabilities approximates its fair value. The credit agreement matures on January 14, 2011. Interest is charged at a rate per annum equal to LIBOR plus an agreed upon spread or an alternate rate, at the option of the borrower, stated as the greater of Overnight LIBOR or the Federal Funds Rate each plus an agreed upon spread. The fund also has a Term Loan B outstanding with a bank in the amount of $10,000,000 which is secured by a lien on the fund’s assets. The loan’s carrying value on the fund’s Statement of Assets and Liabilities approximates its fair value. This term loan bears interest at 3.68% per annum and matures on January 18, 2011. Borrowings under both of these agreements can be made for liquidity or leverage purposes. The fund incurred interest expense in the amount of $254,882 during the period in connection with these loan agreements. The fund also incurred a commitment fee of $10,573 based on the average daily unused portion of the revolving line of credit which is reported in miscellaneous expense on the Statement of Operations. For the six months ended May 31, 2010, the average loan balance was $21,225,275 at a weighted average annual interest rate of 2.41%. The fund is subject to certain covenants including, but not limited to, requirements with respect to asset coverage, portfolio diversification and liquidity.

(7)	Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,330,053	13,505,952	(12,371,409)	2,464,596

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,400	$2,464,596

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Shareholders of the MFS Intermediate High Income Fund:

We have reviewed the accompanying statement of assets and liabilities of the MFS Intermediate High Income Fund (the Fund), including the portfolio of investments, as of May 31, 2010, and the related statements of operations, cash flows, changes in net assets, and financial highlights for the six-month period ended May 31, 2010. These interim financial statements and financial highlights are the responsibility of the Fund’s management.

We conducted our review in accordance with the standards of the Public Company Accounting Oversight Board (United States). A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the Public Company Accounting Oversight Board, the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to the accompanying interim financial statements and financial highlights for them to be in conformity with U.S. generally accepted accounting principles.

We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the statement of changes in net assets for the year ended November 30, 2009, and its financial highlights for each of the three years in the period then ended, and in our report dated January 15, 2010, we expressed an unqualified opinion on such statement of changes in net assets and financial highlights. The financial highlights for each of the two years in the period ended November 30, 2006 were audited by another independent registered public accounting firm whose report, dated January 25, 2007, expressed an unqualified opinion on those financial statements.

Boston, Massachusetts

July 19, 2010

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Closed End Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the twelve-month period ended June 30, 2009 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Closed End Funds” in the “Products and Performance” section of mfs.com.

CONTACT US

Transfer Agent, Registrar and

Dividend Disbursing Agent

Call

1-800-637-2304

9 a.m. to 5 p.m. Eastern time

Write

Computershare Trust Company, N.A.

P.O. Box 43078

Providence, RI 02940-3078

500 Boylston Street, Boston, MA 02116	New York Stock Exchange Symbol: CIF

ITEM 2.	CODE OF ETHICS.

The Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to any element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6.	SCHEDULE OF INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There were no changes during this period.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

MFS Intermediate High Income Fund

Period	(a) Total number of Shares Purchased	(b) Average Price Paid per Share	(c) Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares that May Yet Be Purchased under the Plans or Programs
12/01/09-12/31/09	0	N/A	0	2,083,791
1/01/10-1/31/10	0	N/A	0	2,083,791
2/01/10-2/28/10	0	N/A	0	2,083,791
3/01/10-3/31/10	0	N/A	0	2,085,481
4/01/10-4/30/10	0	N/A	0	2,085,481
5/01/10-5/31/10	0	N/A	0	2,085,481

Total	0		0

Note: The Board of Trustees approves procedures to repurchase shares annually. The notification to shareholders of the program is part of the semi-annual and annual reports sent to shareholders. These annual programs begin on March 1st of each year. The programs conform to the conditions of Rule 10b-18 of the securities Exchange Act of 1934 and limit the aggregate number of shares that may be purchased in each annual period (March 1 through the following February 28) to 10% of the Registrant’s outstanding shares as of the first day of the plan year (March 1). The aggregate number of shares available for purchase for the March 1, 2010 plan year is 2,085,481.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter covered by the report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Agreement and Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant MFS INTERMEDIATE HIGH INCOME FUND

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: July 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: July 19, 2010

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: July 19, 2010

*	Print name and title of each signing officer under his or her signature.